Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Forfeiture shares, par value (in Dollars per share)
Forfeiture shares, authorized	359,375	359,375
Forfeiture shares, issued	359,375	359,375
Forfeiture shares, outstanding	359,375	359,375
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	108,748,488	107,614,972
Ordinary shares, shares outstanding	104,892,547	106,342,415
Treasury shares at cost	3,855,941	625,682